Trade Payables and Accrued Liabilities	12 Months Ended
Dec. 31, 2024
Trade Payables and Accrued Liabilities [Abstract]
TRADE PAYABLES AND ACCRUED LIABILITIES
NOTE 16:	TRADE PAYABLES AND ACCRUED LIABILITIES

	As of December 31,	As of December 31,
	2024	2023
Trade accounts payable and accrued liabilities	21,915	9,077
BTC option contracts payable	243	—
Government remittances*	3,736	11,662
	25,894	20,739

*	Refer to Note 29b for more details about the reversal of Canadian government remittances payable.